Supplemental Information On Oil And Gas Exploration And Production Activities	12 Months Ended
Dec. 31, 2013
Supplemental Information On Oil And Gas Exploration And Production Activities [Abstract]
Supplemental Information On Oil And Gas Exploration And Production Activities

22.  SUPPLEMENTAL INFORMATION ON OIL AND GAS EXPLORATION AND PRODUCTION ACTIVITIES

The following is revenue and cost information relating to the Partnership’s proportionate share of oil and natural gas operations located entirely in the Utica Shale region of the United States: (Note: the Utica Shale oil and natural gas operations detailed below are reclassified within the non-current assets held for sale total included in the consolidated statements of financial position and Income from discontinued operations in the consolidated statements of income and comprehensive income due to the sale of the Partnership’s Utica Shale assets as described in Note 3)

Capitalized Costs Related to Oil and Gas Producing Activities

	December 31,
	2013	2012
	(in thousands)
Proven properties	$ 25,335	$ 6,183
Unproven properties	30,810	24,083
Total	56,145	30,266
Less accumulated depreciation, depletion and amortization	(2,703)	(96)
Net	$ 53,442	$ 30,170

Costs Incurred in Oil and Gas Property Acquisition and Development Activities

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Acquisition	$ 7,857	$ 5,073	$ 19,874
Development of proved undeveloped properties	18,022	5,319	-
Exploratory	-	-	-
Total	$ 25,879	$ 10,392	$ 19,874

Results of Operations for Producing Activities

The following schedule sets forth the Partnership’s proportionate share revenues and expenses related to the production and sale of oil and natural gas.

	Year Ended December 31,
	2013	2012	2011
	(in thousands, except per BOE amounts)
Revenues	$ 5,626	$ 248	$ -
Production costs	(1,288)	(63)	-
Depletion	(2,607)	(96)	-
Results of operations from producing activities	$ 1,731	$ 89	$ -
Depletion per barrel of oil equivalent (BOE)	$ 15.91	$ 16.73	$ -